OTHER INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
OTHER INCOME
Funds distribution service income	$ 446,708		$ 265,686	$ 96,676
Currency exchange service income	253,082		133,644	141,322
Technology service income	61,000
Market information and data income	22,795		37,053	41,498
Underwriting fee income	20,084		16,090	25,350
Enterprise public relations service charge income	16,706		25,941	44,033
IPO subscription service charge income	7,997		3,714	6,513
Others	50,143		45,089	36,666
Total	$ 878,515	$ 113,098	$ 527,217	$ 392,058